March 7, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Mercury Global Balanced Fund of
 	    Mercury Asset Management Funds, Inc.
	    Post-Effective Amendment No. 1 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 333-72239
	    Investment Company Act File No. 811-08797)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Mercury Global Balanced Fund of Mercury Asset Management Funds, Inc. (the "Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 1 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A;
       and

   (2) the text of Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on March 3, 2000.

				 Very truly yours,

		       Mercury Global Balanced Fund of
		       Mercury Asset Management Funds, Inc.

			By:    /s/ Robert E. Putney, III
			     _________________________
				 Robert E. Putney
			   	    Secretary